Cash and Cash Equivalents and Other Cash Flow Information - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	¥ 62,165		¥ 44,673	¥ 76,123
Changes from financing cash flows:
Proceeds from commercial papers	8,000	$ 1,226	8,995
Proceeds from short-term bank loans	2,740	420	28,784	53,306
Loans from related parties			50	3,090
Proceeds from promissory notes			992
Proceeds from corporate bonds			2,000
Repayment of commercial papers	(10,000)	(1,533)		(9,000)
Repayment of short-term bank loans	(7,564)	(1,159)	(38,290)	(60,730)
Repayment of long-term bank loans	(395)	(61)	(418)	(435)
Repayment of ultimate holding company loan				(1,344)
Repayment of related parties loan	(50)	(8)	(48)	(475)
Repayment of finance lease				(493)
Repayment of promissory notes				(18,000)
Repayment of corporate bonds			(17,000)
Payment of issuing expense for commercial papers	(7)
Capital element of lease rentals paid	(11,696)	$ (1,791)	(11,123)
Payment of issuing expense for promissory notes				(67)
Total changes from financing cash flows	(18,689)		(25,822)	(31,794)
Exchange adjustments	(88)		12	86
Other changes
New financing leases				10
Increase in lease liabilities from entering into new leases during the year	8,170		6,728
Decrease due to termination of lease contracts	(838)
Others	90		94	248
Total other changes	7,422		6,822	258
Ending balance	50,810		62,165	44,673
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance			36,480
Other changes
Ending balance				36,480
As Restated [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance			81,153
Other changes
Ending balance				81,153
China United Network Communications Group Company Limited and its subsidiaries [member]
Changes from financing cash flows:
Net deposits with Finance Company by related parties	283		236	2,354
Short-term bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	5,564		15,085	22,500
Changes from financing cash flows:
Proceeds from short-term bank loans	2,740		28,784	53,306
Repayment of short-term bank loans	(7,564)		(38,290)	(60,730)
Total changes from financing cash flows	(4,824)		(9,506)	(7,424)
Exchange adjustments			(15)	9
Other changes
Ending balance	740		5,564	15,085
Short-term bank loans [member] | As Restated [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance			15,085
Other changes
Ending balance				15,085
Long-term bank loans [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	3,306		3,614	3,883
Changes from financing cash flows:
Repayment of long-term bank loans	(395)		(418)	(435)
Total changes from financing cash flows	(395)		(418)	(435)
Exchange adjustments	(88)		27	77
Other changes
Others	77		83	89
Total other changes	77		83	89
Ending balance	2,900		3,306	3,614
Long-term bank loans [Member] | As Restated [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance			3,614
Other changes
Ending balance				3,614
Commercial papers [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	8,995			8,991
Changes from financing cash flows:
Proceeds from commercial papers	8,000		8,995
Repayment of commercial papers	(10,000)			(9,000)
Payment of issuing expense for commercial papers	(7)
Total changes from financing cash flows	(2,007)		8,995	(9,000)
Other changes
Others	12			9
Total other changes	12			9
Ending balance	7,000		8,995
Promissory notes [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	998			17,960
Changes from financing cash flows:
Proceeds from promissory notes			992
Repayment of promissory notes				(18,000)
Payment of issuing expense for promissory notes				(67)
Total changes from financing cash flows			992	(18,067)
Other changes
Others			6	107
Total other changes			6	107
Ending balance	998		998
Corporate bonds [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	2,998		17,993	17,981
Changes from financing cash flows:
Proceeds from corporate bonds			2,000
Repayment of corporate bonds			(17,000)
Total changes from financing cash flows			(15,000)
Other changes
Others	1		5	12
Total other changes	1		5	12
Ending balance	2,999		2,998	17,993
Corporate bonds [Member] | As Restated [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance			17,993
Other changes
Ending balance				17,993
Finance lease [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance			240	692
Changes from financing cash flows:
Repayment of finance lease				(493)
Total changes from financing cash flows				(493)
Other changes
New financing leases				10
Others				31
Total other changes				41
Ending balance				240
Finance lease [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance			(240)
Other changes
Ending balance				(240)
Other borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	7,979		7,741	4,116
Changes from financing cash flows:
Loans from related parties			50	3,090
Repayment of ultimate holding company loan				(1,344)
Repayment of related parties loan	(50)		(48)	(475)
Total changes from financing cash flows	233		238	3,625
Other changes
Ending balance	8,212		7,979	7,741
Other borrowings [Member] | As Restated [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance			7,741
Other changes
Ending balance				7,741
Other borrowings [Member] | China United Network Communications Group Company Limited and its subsidiaries [member]
Changes from financing cash flows:
Net deposits with Finance Company by related parties	283		236	2,354
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	32,325
Changes from financing cash flows:
Capital element of lease rentals paid	(11,696)		(11,123)
Total changes from financing cash flows	(11,696)		(11,123)
Other changes
Increase in lease liabilities from entering into new leases during the year	8,170		6,728
Decrease due to termination of lease contracts	(838)
Total other changes	7,332		6,728
Ending balance	¥ 27,961		32,325
Lease liabilities [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance			36,720
Other changes
Ending balance				36,720
Lease liabilities [member] | As Restated [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance			¥ 36,720
Other changes
Ending balance				¥ 36,720